Non-controlling interests (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
Non-current assets	¥ 358,104,242	¥ 348,051,801	[1]
Current assets	61,799,069	48,537,710	[1]
Non-current liabilities	(165,575,427)	(133,024,419)	[1]
Current liabilities	(138,206,214)	(155,950,488)	[1]
Carrying amount of NCI	21,686,252	19,973,038	[1]
Revenue	169,550,624	152,459,444	[1],[2]	¥ 113,814,236	[2]
Net (loss)/profit	1,329,974	1,584,207	[1]	10,347,987
Total comprehensive (loss)/income	911,085	998,993	[1]	10,833,271
(Loss)/profit allocated to NCI	595,539	4,371	[1]	1,827,560
Other comprehensive income/ (loss) allocated to NCI	(24,555)	(28,496)
Cash flow from operating activities	28,727,978	29,197,363	[1]	31,510,824
Cash flow from investment activities	(20,375,882)	(31,748,825)	[1]	(17,649,646)
Cash flow from financing activities	(2,243,070)	4,013,180	[1]	(13,601,850)
Net increase/ (decrease) in cash and cash equivalents	¥ 6,135,292	¥ 1,471,889	[1]	¥ 332,251
Qinbei Power [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%
Non-current assets	¥ 9,660,834	¥ 10,553,775
Current assets	1,645,248	1,738,000
Non-current liabilities	(3,831,883)	(3,053,535)
Current liabilities	(4,255,529)	(5,821,543)
Net assets	3,218,670	3,416,697
Carrying amount of NCI	1,301,384	1,380,594
Revenue	5,293,403	4,587,612
Net (loss)/profit	(198,026)	(169,261)
Total comprehensive (loss)/income	(198,026)	(169,261)
(Loss)/profit allocated to NCI	(79,210)	(67,704)
Other comprehensive income/ (loss) allocated to NCI	0	0
Cash flow from operating activities	954,820	970,585
Cash flow from investment activities	(503)	(252,441)
Cash flow from financing activities	(843,094)	(613,010)
Net increase/ (decrease) in cash and cash equivalents	111,223	105,134
Dividends paid to NCI	¥ 165,965	¥ 150,000
Beijing Co-generation [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	59.00%	59.00%
Non-current assets	¥ 6,623,915	¥ 6,841,918
Current assets	1,147,225	1,257,485
Non-current liabilities	(334,910)	(394,590)
Current liabilities	(1,665,921)	(2,501,516)
Net assets	5,770,309	5,203,297
Carrying amount of NCI	3,404,517	3,050,283
Revenue	5,704,966	4,262,547
Net (loss)/profit	757,268	541,602
Total comprehensive (loss)/income	757,268	541,602
(Loss)/profit allocated to NCI	446,788	319,545
Other comprehensive income/ (loss) allocated to NCI	0	0
Cash flow from operating activities	1,321,867	1,071,888
Cash flow from investment activities	(316,754)	(1,190,093)
Cash flow from financing activities	(904,822)	70,299
Net increase/ (decrease) in cash and cash equivalents	101,482	(49,605)
Dividends paid to NCI	¥ 460,262	¥ 532,966
Luohuang Power [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%
Non-current assets	¥ 3,901,928	¥ 4,055,507
Current assets	1,187,551	887,225
Non-current liabilities	(611,767)	(242,944)
Current liabilities	(1,824,010)	(2,064,897)
Net assets	2,653,702	2,634,891
Carrying amount of NCI	1,040,463	1,032,938
Revenue	2,819,106	2,303,079
Net (loss)/profit	18,811	(60,758)
Total comprehensive (loss)/income	18,811	(60,758)
(Loss)/profit allocated to NCI	7,524	(24,303)
Other comprehensive income/ (loss) allocated to NCI	0	0
Cash flow from operating activities	192,608	195,282
Cash flow from investment activities	(201,012)	(383,004)
Cash flow from financing activities	(5,288)	156,483
Net increase/ (decrease) in cash and cash equivalents	(13,692)	(31,239)
Dividends paid to NCI	¥ 0	¥ 0
Weihai Power [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%
Non-current assets	¥ 4,343,946	¥ 4,664,868
Current assets	695,125	633,012
Non-current liabilities	(59,651)	(81,048)
Current liabilities	(2,263,301)	(2,462,363)
Net assets	2,716,119	2,754,469
Carrying amount of NCI	1,086,448	1,101,787
Revenue	3,587,416	3,421,115
Net (loss)/profit	253,552	324,335
Total comprehensive (loss)/income	253,552	324,335
(Loss)/profit allocated to NCI	101,421	129,734
Other comprehensive income/ (loss) allocated to NCI	0	0
Cash flow from operating activities	473,349	681,568
Cash flow from investment activities	(98,420)	(231,142)
Cash flow from financing activities	(306,054)	(405,196)
Net increase/ (decrease) in cash and cash equivalents	68,875	45,230
Dividends paid to NCI	¥ 140,000	¥ 160,000
Jinling Power [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%
Non-current assets	¥ 4,729,663	¥ 5,049,079
Current assets	525,725	494,312
Non-current liabilities	(1,559,581)	(1,541,444)
Current liabilities	(1,591,228)	(1,854,441)
Net assets	2,104,579	2,147,506
Carrying amount of NCI	841,854	859,024
Revenue	3,346,779	3,423,688
Net (loss)/profit	200,269	269,949
Total comprehensive (loss)/income	200,269	269,949
(Loss)/profit allocated to NCI	80,108	107,980
Other comprehensive income/ (loss) allocated to NCI	0	0
Cash flow from operating activities	711,800	731,714
Cash flow from investment activities	(52,701)	(47,518)
Cash flow from financing activities	(570,838)	(680,226)
Net increase/ (decrease) in cash and cash equivalents	88,261	3,970
Dividends paid to NCI	¥ 95,979	¥ 179,023
Yueyang Power [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	45.00%	45.00%
Non-current assets	¥ 4,556,823	¥ 4,875,004
Current assets	1,038,193	987,812
Non-current liabilities	(662,863)	(1,042,093)
Current liabilities	(2,579,578)	(2,590,470)
Net assets	2,352,575	2,230,253
Carrying amount of NCI	1,074,060	1,019,016
Revenue	4,003,821	3,149,190
Net (loss)/profit	118,342	47,224
Total comprehensive (loss)/income	118,342	47,224
(Loss)/profit allocated to NCI	53,254	21,251
Other comprehensive income/ (loss) allocated to NCI	0	0
Cash flow from operating activities	412,413	426,437
Cash flow from investment activities	(106,596)	(242,288)
Cash flow from financing activities	(305,872)	(191,231)
Net increase/ (decrease) in cash and cash equivalents	(55)	(7,082)
Dividends paid to NCI	¥ 46,790	¥ 65,675
Shidongkou Power [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	50.00%	50.00%
Non-current assets	¥ 3,467,694	¥ 3,712,623
Current assets	404,508	494,073
Non-current liabilities	(409,762)	(731,640)
Current liabilities	(1,879,696)	(1,919,701)
Net assets	1,582,744	1,555,355
Carrying amount of NCI	791,372	777,678
Revenue	2,109,785	2,117,052
Net (loss)/profit	131,129	164,557
Total comprehensive (loss)/income	131,129	164,557
(Loss)/profit allocated to NCI	65,564	82,278
Other comprehensive income/ (loss) allocated to NCI	0	0
Cash flow from operating activities	527,783	311,668
Cash flow from investment activities	(45,045)	(93,434)
Cash flow from financing activities	(472,543)	(384,317)
Net increase/ (decrease) in cash and cash equivalents	10,195	(166,083)
Dividends paid to NCI	¥ 51,870	¥ 133,700
Yangliuqing Co-generation [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	45.00%	45.00%
Non-current assets	¥ 2,465,505	¥ 2,541,803
Current assets	759,703	497,441
Non-current liabilities	(178,511)	(205,205)
Current liabilities	(1,012,252)	(869,071)
Net assets	2,034,445	1,964,968
Carrying amount of NCI	914,604	883,340
Revenue	2,077,570	2,010,872
Net (loss)/profit	69,477	121,853
Total comprehensive (loss)/income	69,477	121,853
(Loss)/profit allocated to NCI	31,265	54,834
Other comprehensive income/ (loss) allocated to NCI	0	0
Cash flow from operating activities	210,558	334,842
Cash flow from investment activities	(258,605)	(64,179)
Cash flow from financing activities	63,762	(288,299)
Net increase/ (decrease) in cash and cash equivalents	15,719	(17,586)
Dividends paid to NCI	¥ 0	¥ 71,103
Shandong Power [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	20.00%	20.00%
Non-current assets	¥ 59,979,594	¥ 47,665,952
Current assets	12,294,264	6,891,086
Non-current liabilities	(30,380,001)	(19,681,891)
Current liabilities	(24,530,691)	(18,695,005)
Net assets	17,363,166	16,180,142
Carrying amount of NCI	5,879,057	4,697,283
Revenue	24,202,739	22,566,737
Net (loss)/profit	282,198	(800,622)
Total comprehensive (loss)/income	327,958	(943,860)
(Loss)/profit allocated to NCI	(10,780)	(287,923)
Other comprehensive income/ (loss) allocated to NCI	9,152	(28,648)
Cash flow from operating activities	4,469,849	3,848,712
Cash flow from investment activities	(3,628,406)	(3,967,060)
Cash flow from financing activities	(162,007)	(282,625)
Net increase/ (decrease) in cash and cash equivalents	679,471	(402,950)
Dividends paid to NCI	42,506	220,321
Other individually immaterial subsidiaries [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
Carrying amount of NCI	5,352,493	5,171,095
(Loss)/profit allocated to NCI	(100,395)	(331,321)
Other comprehensive income/ (loss) allocated to NCI	¥ (33,707)	¥ 152

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[2]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.